LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Interest expense on lease liabilities	$ 581	$ 127
Exchange rate differences	807	64
Adjustments for indexation	110	74
Depreciation expenses on right-of-use assets	$ 745	$ 483